Inventories (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Inventories
Raw materials	$ 8,202	$ 4,502
Finished goods	17,303	15,264
Total	$ 25,505	$ 19,766